SEC COVER LETTER

Teachers Insurance and Annuity Association of America	Rachael M. Zufall
College Retirement Equities Fund	Senior Counsel
8500 Andrew Carnegie Blvd	(704) 988-4446
Charlotte, NC 28075	(704) 595-0946 FAX
rzufall@tiaa-cref.org

September 14, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Institutional Mutual Funds
Post-Effective Amendment No. 24 to Registration Statement
on Form N-1A (File Nos. 333-76651 and 811-09301)

Dear Commissioners:

          On behalf of TIAA-CREF Institutional Mutual Funds (the “Trust”), we are attaching for filing Post-Effective Amendment No. 24 to the above-captioned registration statement on Form N-1A (“Amendment No. 24”), including exhibits. The filing is in connection with the introduction of six new series of the Trust, including three new Lifecycle Funds (a sub-family of Funds of the Trust). Please note that we believe that the transaction procedure sections in the Institutional and Retirement Class prospectuses are substantially similar to sections in our April 24, 2007 filing (with respect to the Lifecycle Funds) and our February 1, 2007 filing (with respect to the other Funds).

          Additionally, while the Retail Class of the Lifecycle Retirement Income Fund will be the first Retail Class offered for the Lifecycle Funds, the transaction procedure section in its prospectus is very similar to sections in the prospectus for the Retail Class of the other series of the Trust (most recently filed on February 1, 2006).

          If you have any questions, please call me at (704) 988-4446.

Very truly yours,

/s/ Rachael M. Zufall

Rachael M. Zufall